Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Provision for income taxes
The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2023	2022	2021
Loss before income taxes	$(27,655)	$(24,751)	$(26,255)
Statutory Canadian corporate tax rate	23.00%	23.00%	23.00%
Anticipated tax recovery	(6,361)	(5,693)	(6,039)
Difference in tax rates	2,841	3,552	2,716
Share-based compensation expense	441	547	880
Revaluation of tax balances	2	(338)	(552)
Impact of Barbados rate change	(9,088)	—	—
Other permanent differences	325	(368)	45
Expiry of tax benefits	3,382	1,614	1,661
Change in fair value of warrant derivative	(1,215)	5	(4)
Provision to offset deferred tax asset	9,770	765	1,342
Current income taxes	$97	$84	$49

Schedule of unrecognized non-capital losses, non-refundable credits and deferred tax assets
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available to utilize the deductible temporary differences. The components of our unrecognized deferred tax asset are as follows:

	2023	2022	2021
Non-capital losses carried forward	$37,174	$26,726	$25,158
Scientific research and experimental development	7,742	7,648	7,705
Investment tax credits	3,123	3,363	3,716
Property and equipment	382	366	351
Share issue costs	833	518	648
Net capital losses carried forward	6	6	6
Unrecognized deferred tax asset	$49,260	$38,627	$37,584